Document And Entity Information	12 Months Ended
Dec. 31, 2024
Document Information Line Items
Entity Central Index Key	0001866364
Document Type	F-1
Entity Registrant Name	Webull Corporation
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	200 Carillon Parkway
Entity Address, City or Town	St. Petersburg
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33716
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Business Contact
Document Information Line Items
Entity Address, Address Line One	200 Carillon Parkway
Entity Address, City or Town	St. Petersburg
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33716
City Area Code	(917)
Local Phone Number	725-2448